Subsequent events - Bonds (Details) £ in Millions, $ in Millions, $ in Millions, € in Billions, $ in Billions	Apr. 04, 2019 USD ($)	May 31, 2019 EUR (€)	May 24, 2019 EUR (€)	Mar. 31, 2019 HKD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2019 GBP (£)
Subsequent events
Bonds issued				$ 2,100	$ 1,200	£ 3,400
Subsequent events
Subsequent events
Bonds issued	$ 2		€ 2.5
Euro equivalent rate	4.38%
Subsequent events | Bonds mature between 2026 and 2039 | Minimum.
Subsequent events
Borrowing interest rate			0.90%
Subsequent events | Bonds mature between 2026 and 2039 | Maximum
Subsequent events
Borrowing interest rate			2.50%
Subsequent events | Bonds mature between 2020 and 2021
Subsequent events
Bonds issued		€ 1.5